UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22498

New Frontiers Trust

(Exact name of registrant as specified in charter)

30195 CHAGRIN BLVD.

Suite 118N

   Pepper Pike, OH                                           44124

(Address of principal executive offices)                                      (Zip code)

Rakesh Mehra

30195 Chagrin Blvd., Suite 118N,

Pepper Pike, OH 44124

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (216) 831-8400

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

New Frontiers KC India Fund
		Schedule of Investments
		April 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

MONEY MARKET FUNDS
1,063,501	Highmark 100% US Treasury 0.00% *	$ 1,063,501	99.91%
Total for Money Market Funds (Cost $1,063,501)

	Total Investments	1,063,501	99.91%
	(Cost - $1,063,501)

	Other Assets in Excess of Liabilities	1,001	0.09%

	Net Assets	$ 1,064,502	100.00%

* Variable Rate Security: The Yield Rate shown represents the rate at April 30, 2011.

NOTES TO FINANCIAL STATEMENTS

NEW FRONTIERS KC INDIA FUND

April 30, 2011

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at April 30, 2011 was $1,063,501. At April 30, 2011, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

           $0                                ($0)                                            $0

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES: All costs incurred by the Trust in connection with the organization, offering and initial registration of the Trust, principally professional fees, were paid on behalf of the Trust by the Advisor and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$1,063,501	$0	$0	$1,063,501
Total	$1,063,501	$0	$0	$1,063,501

The Fund did not hold any Level 3 assets during the three month period ended April 30, 2011. There were no transfers into or out of level 1 or level 2 during the three month period ended April 30, 2011. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the three month period ended April 30, 2011.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW FRONTIERS TRUST

By: /s/ Rakesh Mehra

      Rakesh Mehra

      President

Date:       6/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Rakesh Mehra

      Rakesh Mehra

      President

Date:       6/24/11

By: /s/ Rakesh Mehra

      Rakesh Mehra

      Chief Financial Officer

Date:       6/24/11